Fidelity International Capital Appreciation Fund
Fund Summary Fund: Fidelity® International Capital Appreciation Fund
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Fidelity International Capital Appreciation Fund
Redemption fee on shares held (as a % of amount redeemed)	[1]	1.00%
[1]	Held less than 30 days

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Fidelity International Capital Appreciation Fund
Management fee	[1]	0.78%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.38%
Total annual fund operating expenses		1.16%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Fidelity International Capital Appreciation Fund
1 year	118
3 years	368
5 years	638
10 years	1,409

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 254% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.99%	June 30, 2009
Lowest Quarter Return	-26.27%	September 30, 2008
Year-to-Date Return	-19.32%	September 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Fidelity International Capital Appreciation Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes	15.87%	1.50%	4.59%
Return After Taxes on Distributions	15.51%	0.08%	3.68%
Return After Taxes on Distributions and Sale of Fund Shares	10.72%	0.93%	3.82%
MSCI® ACWI® (All Country World Index) ex USA Index (reflects no deduction for fees, expenses, or taxes)	11.29%	4.99%	5.73%

Retail | Fidelity Diversified International Fund
Fund Summary Fund/Class: Fidelity® Diversified International Fund/Fidelity Diversified International Fund
Investment Objective
The fund seeks capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Retail Fidelity Diversified International Fund Class: Fidelity Diversified International Fund
Redemption fee on shares held (as a % of amount redeemed)	[1]	1.00%
[1]	Held less than 30 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Diversified International Fund Class: Fidelity Diversified International Fund
Management fee	[1]	0.65%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.25%
Total annual operating expenses		0.90%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Diversified International Fund Class: Fidelity Diversified International Fund
1 year	92
3 years	287
5 years	498
10 years	1,108

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.83%	June 30, 2009
Lowest Quarter Return	-23.37%	December 31, 2008
Year-to-Date Return	-17.78%	September 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Diversified International Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Fidelity Diversified International Fund	9.65%	2.39%	5.89%
Return After Taxes on Distributions Class: Fidelity Diversified International Fund	9.48%	1.93%	5.58%
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Diversified International Fund	6.78%	2.21%	5.26%
MSCI® EAFE® (Europe, Australasia, Far East) Index (reflects no deduction for fees, expenses, or taxes)	7.88%	2.63%	3.68%

Retail | Fidelity Overseas Fund
Fund Summary Fund/Class: Fidelity® Overseas Fund/Fidelity Overseas Fund
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Retail Fidelity Overseas Fund Class: Fidelity Overseas Fund
Redemption fee on shares held (as a % of amount redeemed)	[1]	1.00%
[1]	Held less than 30 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Overseas Fund Class: Fidelity Overseas Fund
Management fee	[1]	0.46%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.27%
Total annual operating expenses		0.73%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Overseas Fund Class: Fidelity Overseas Fund
1 year	75
3 years	233
5 years	406
10 years	906

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in non-U.S. securities.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.04%	June 30, 2009
Lowest Quarter Return	-21.87%	December 31, 2008
Year-to-Date Return	-20.66%	September 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Overseas Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Fidelity Overseas Fund	6.59%	0.63%	2.63%
Return After Taxes on Distributions Class: Fidelity Overseas Fund	6.44%	(0.24%)	2.14%
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Overseas Fund	4.68%	0.62%	2.32%
MSCI® EAFE® (Europe, Australasia, Far East) Index (reflects no deduction for fees, expenses, or taxes)	7.88%	2.63%	3.68%

Retail | Fidelity Worldwide Fund
Fund Summary Fund/Class: Fidelity® Worldwide Fund/Fidelity Worldwide Fund
Investment Objective
The fund seeks growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Retail Fidelity Worldwide Fund Class: Fidelity Worldwide Fund
Redemption fee on shares held (as a % of amount redeemed)	[1]	1.00%
[1]	Held less than 30 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Worldwide Fund Class: Fidelity Worldwide Fund
Management fee	[1]	0.77%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.31%
Total annual operating expenses		1.08%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Worldwide Fund Class: Fidelity Worldwide Fund
1 year	110
3 years	343
5 years	595
10 years	1,317

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 203% of the average value of its portfolio.
Principal Investment Strategies
  Investing in securities issued anywhere in the world.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.92%	June 30, 2003
Lowest Quarter Return	-20.93%	December 31, 2008
Year-to-Date Return	-11.79%	September 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Worldwide Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Fidelity Worldwide Fund	17.04%	4.58%	5.33%
Return After Taxes on Distributions Class: Fidelity Worldwide Fund	16.96%	3.67%	4.76%
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Worldwide Fund	11.31%	3.84%	4.59%
MSCI® World Index (reflects no deduction for fees, expenses, or taxes)	12.16%	2.83%	2.66%